Intangible assets excluding goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets excluding goodwill [Abstract]
Intangible assets excluding goodwill - Expected useful lives of intangible assets excluding goodwill [Text Block]	Philips Group Expected useful lives of intangible assets excluding goodwill in years

Brand names	2-20
Customer relationships	2-25
Technology	3-20
Other	1-10
Software	1-10
Product development	3-10

Intangible assets excluding goodwill - Intangible assets excluding goodwill [Text Block]

Philips Group

Intangible assets excluding goodwill

in millions of EUR

	brand names	customer relationships	technology	product development	product development construction in progress	software	other	total
Balance as of January 1, 2023
Cost	647	2,735	2,947	2,605	648	869	152	10,602
Amortization / impairments	(507)	(1,665)	(1,845)	(2,212)	(146)	(589)	(113)	(7,077)
Book value	140	1,070	1,102	393	502	280	39	3,526

Additions			33	-	214	70	-	317
Assets available for use				157	(157)
Acquisitions			40	-		-		40
Amortization	(20)	(137)	(131)	(169)		(97)	(1)	(556)
Impairments	-	-	-	(7)	(7)	(1)	-	(16)
Transfers to assets classified as held for sale	(1)	(20)			(8)	(2)		(32)
Translation differences and other	(1)	(37)	(30)	(38)	1	18	-	(87)
Total change	(22)	(195)	(89)	(57)	42	(13)	(1)	(335)

Balance as of December 31, 2023
Cost	629	2,593	2,908	2,432	635	929	139	10,265
Amortization / impairments	(511)	(1,718)	(1,895)	(2,096)	(91)	(662)	(101)	(7,075)
Book Value	118	875	1,013	336	544	267	38	3,190

Philips Group

Intangible assets excluding goodwill

in millions of EUR

	brand names	customer relationships	technology	product development	product development construction in progress	software	other	total
Balance as of January 1, 2022
Cost	644	2,590	2,605	2,701	505	754	146	9,944
Amortization / impairments	(481)	(1,447)	(1,605)	(2,102)	(91)	(467)	(101)	(6,294)
Book value	162	1,143	1,000	599	414	287	44	3,650

Additions	(3)	-	51	-	257	109	1	416
Assets available for use				118	(118)	-	-	-
Acquisitions	1	3	177	-		-	-	180
Amortization	(24)	(141)	(140)	(206)	(1)	(100)	(3)	(614)
Impairments	-	(6)	(46)	(123)	(81)	(17)	(2)	(276)
Translation differences and other	4	71	59	5	31	1	(2)	169
Total change	(22)	(74)	102	(206)	88	(7)	(6)	(125)

Balance as of December 31, 2022
Cost	647	2,735	2,947	2,605	648	869	152	10,602
Amortization / impairments	(507)	(1,665)	(1,845)	(2,212)	(146)	(589)	(113)	(7,077)
Book Value	140	1,070	1,102	393	502	280	39	3,526